Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Silvercorp Metals Inc. [Member]
Related Party Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Due to a related party	$ 50,302	$ 56,102